Expense Example - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - Fidelity Enhanced Emerging Markets ETF - Fidelity Enhanced Emerging Markets ETF
Nov. 14, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	$ 122